Retirement Arrangements	12 Months Ended
Dec. 31, 2010
Retirement Arrangements [Abstract]
Retirement Arrangements
19. Retirement Arrangements
     Under the retirement plan and trust (the “401(k) Plan”), eligible employees may make contributions, and we may make matching contributions and a profit sharing contribution. Our contributions to the 401(k) Plan totaled $1,341,000, $1,201,000 and $1,013,000 in 2010, 2009 and 2008, respectively.
     We have a Supplemental Executive Retirement Plan (“SERP”), a non-qualified defined benefit pension plan, which provides one executive officer with supplemental deferred retirement benefits. The SERP provides an opportunity for participants to receive retirement benefits that cannot be paid under our tax-qualified plans because of the restrictions imposed by ERISA and the Internal Revenue Code of 1986, as amended. Benefits are based on compensation and length of service and the SERP is unfunded. We expect to contribute $1,500,000 to the SERP during the 2011 fiscal year. Benefit payments are expected to total $2,367,000 during the next five fiscal years and $2,410,000 thereafter. We use a December 31 measurement date for the SERP. The accrued liability on our balance sheet for the SERP was $4,066,000 at December 31, 2010 ($3,287,000 at December 31, 2009).
     The following tables provide a reconciliation of the changes in the SERP’s benefit obligations and a statement of the funded status for the periods indicated (in thousands):

	Year Ended
	December 31,
	2010	2009
Reconciliation of benefit obligation:
Obligation at January 1	$3,287	$3,109
Service cost	413	389
Interest cost	115	164
Actuarial (gain) loss	251	434
Benefit Payments	—	(29)
Curtailments	—	(780)

Obligation at December 31	$4,066	$3,287

	December 31,
	2010	2009
Funded status:
Funded status at December 31	$4,066	$(3,287)
Unrecognized (gain) loss	—	—

Prepaid (accrued) benefit cost	$4,066	$(3,287)

     The following table shows the components of net periodic benefit costs for the periods indicated (in thousands):

	Year Ended
	December 31,
	2010	2009
Service cost	$413	$389
Interest cost	115	164
Curtailment income	—	(87)
Net actuarial (gain) loss	52	16

Net periodic benefit cost	$580	$482

     The following table provides information for the SERP, which has an accumulated benefit in excess of plan assets (in thousands):

	December 31,
	2010	2009
Projected benefit obligation	$4,066	$3,287
Accumulated benefit obligation	2,938	2,956
Fair value of assets	n/a	n/a
     The following table reflects the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost for the SERP:

	Benefit Obligations		Net Periodic Benefit Cost
	December 31,		Year Ended December 31,
	2010	2009	2010	2009
Discount rate	3.50%	3.50%	3.50%	6.25%
Rate of compensation increase	4.50%	4.50%	4.50%	4.50%
Expected long-term return on plan assets	n/a	n/a	n/a	n/a